Note 23 - Financial Instruments - Reconciliation of Level 3 Financial Instrument (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Beginning balance	$ 2,063	$ 0
Additions		2,063
Revaluation recognized in net loss for the year	(32)
Ending balance	$ 2,031	$ 2,063